UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mandana Hedayat, CFA
Title:	CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Mandana Hedayat		Los Angeles, CA		November 16, 2009

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$67,567
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

AMGEN INC			  COM	   031162100	 247        4,100    SH		Sole		     4,100
ARADIGM CORPORATION		  COM	   038505301	 118      657,907    SH		Sole		   657,907
BIOSPECIFICS TECHNOLOGIES CORP    COM	   090931106   1,921       60,000    SH		Sole		    60,000
CARDIAC SCIENCE CORPORATION	  COM	   14141A108	  61 	   15,230    SH		Sole		    15,230
CARDICA INC			  COM	   14141R101	 603      399,202    SH		Sole		   399,202
CARDIOME PHARMA CORP		  COM	   14159U202   4,680    1,080,874    SH		Sole		 1,080,874
CARDIONET INC			  COM	   14159L103   1,179 	  175,400    SH		Sole		   175,400
CELSION CORPORATION		  COM	   15117N305   1,003 	  285,715    SH		Sole		   285,715
COMBIMATRIX CORPORATION		  *W	   20009T113      35	   23,266    SH		Sole		    23,266
CYNOSURE INC			  COM	   232577205	 313 	   26,900    SH		Sole		    26,900
CYPRESS BIOSCIENCES INC		  COM	   232674507	 181 	   22,200    SH		Sole		    22,200
CYTOKINETICS INC		  COM	   23282W100  10,419 	1,969,631    SH		Sole		 1,969,631
DENDREON CORP			  COM	   24823Q107   5,562 	  198,700    SH		Sole		   198,700
GILEAD SCIENCES INC		  COM	   375558103   2,359 	   50,740    SH		Sole		    50,740
GIVEN IMAGING LTD		  COM	   M52020100   1,739 	  116,650    SH		Sole		   116,650
HALOZYME THERAPEUTICS INC	  COM	   40637H109	 164 	   23,016    SH		Sole		    23,016
IDENIX PHARMACEUTICALS INC	  COM	   45166R204	 518 	  167,591    SH		Sole		   167,591
INSULET CORPORATION		  COM	   45784P101   3,223   	  286,981    SH		Sole		   286,981
INVACARE CORP			  COM	   461203101	 550 	   24,700    SH		Sole		    24,700
ISIS PHARMACEUTICALS INC	  COM	   464330109   6,891 	  472,960    SH		Sole		   472,960
JAVELIN PHARMACEUTICALS INC	  COM	   471894105     686 	  351,657    SH		Sole		   351,657
LEMAITRE VASCULAR INC		  COM	   525558201	  17 	    4,038    SH		Sole		     4,038
MAKO SURGICAL CORP		  COM	   560879108   1,296 	  147,912    SH		Sole		   147,912
MICRUS ENDOVASCULAR		  COM	   59518V102   1,112 	   85,882    SH		Sole		    85,882
NATUS MEDICAL INC DEL		  COM	   639050103	 123 	    8,000    SH		Sole		     8,000
ONYX PHARMACEUTICALS INC	  COM	   683399109   2,018 	   67,345    SH		Sole		    67,345
POZEN INC			  COM	   73941U102   5,846 	  794,333    SH		Sole		   794,333
PROTALIX BIOTHERAPEUTICS INC	  COM	   74365A101	 838 	  101,402    SH		Sole		   101,402
PSIVIDA CORP			  COM	   74440J101	 664 	  204,175    SH		Sole		   204,175
RIGEL PHARMACEUTICALS INC	  COM	   766559603	 820 	  100,000    SH		Sole		   100,000
Rockwell Medical Technologies	  COM	   774374102   3,012 	  387,096    SH		Sole		   387,096
SONOSITE INC			  COM	   83568G104   4,136 	  156,300    SH		Sole		   156,300
TARGACEPT INC			  COM	   87611R306   1,134 	   53,084    SH		Sole		    53,084
THERAGENICS CORP		  COM	   883375107	 220 	  137,603    SH		Sole		   137,603
TRANS1 INC			  COM	   89385X105   1,053 	  218,936    SH		Sole		   218,936
UNITED THERAPEUTICS CORP 	  COM	   91307C102   1,127 	   23,006    SH		Sole		    23,006
VITAL IMAGES INC		  COM	   92846N104   1,324 	  105,788    SH		Sole		   105,788
ZIOPHARM ONCOLOGY INC		  COM	   98973P101     375 	  136,987    SH		Sole		   136,987





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